Personnel expenses - Actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Personnel expense
Discount rate	1.25%	1.70%	2.10%
Assumption of early pension withdrawal	20.00%	20.00%	20.00%
Expected salary increase	2.00%	2.00%	2.00%
Expected inflation	1.80%	2.00%	2.00%
Expected lifetime	DUS14	DUS14	DUS14
Expected turnover	5.00%	5.00%	5.00%